CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
NET SALES	$ 4,416,009	$ 4,489,180	$ 3,941,182
COST OF GOODS SOLD	3,730,491	3,896,286	3,398,356
GROSS PROFIT	685,518	592,894	542,826
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	439,047	392,235	362,220
NET (GAIN) LOSS ON DISPOSITION OF ASSETS AND IMPAIRMENT OF ASSETS	1,565	(6,604)	(863)
EARNINGS FROM OPERATIONS	244,906	207,263	181,469
INTEREST EXPENSE	8,700	8,893	6,218
INTEREST INCOME	(1,945)	(1,371)	(731)
UNREALIZED LOSS (GAIN) ON INVESTMENTS AND OTHER	(2,523)	1,888	(25)
NON-OPERATING (INCOME)/EXPENSE	4,232	9,410	5,462
EARNINGS BEFORE INCOME TAXES	240,674	197,853	176,007
INCOME TAXES	58,270	45,441	51,967
NET EARNINGS	182,404	152,412	124,040
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(2,754)	(3,814)	(4,528)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 179,650	$ 148,598	$ 119,512
EARNINGS PER SHARE - BASIC (USD per share)	$ 2.91	$ 2.41	$ 1.95
EARNINGS PER SHARE - DILUTED (USD per share)	$ 2.91	$ 2.40	$ 1.94
OTHER COMPREHENSIVE INCOME:
NET EARNINGS	$ 182,404	$ 152,412	$ 124,040
OTHER COMPREHENSIVE GAIN (LOSS)	1,513	(5,076)	6,130
COMPREHENSIVE INCOME	183,917	147,336	130,170
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(3,218)	(3,873)	(4,884)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 180,699	$ 143,463	$ 125,286